Unaudited Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2011	$ 16,618,000	$ 6,000	$ 17,904,000	$ (1,292,000)
Balances (in shares) at Dec. 31, 2011		5,810,444
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	1,000	1,000	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		1,544,943
Direct costs relating to equity placement / private stock offering	(2,000)	0	(2,000)	0
Compensation expense in connection with stock options, warrants and restricted stock	4,573,000	0	4,573,000	0
Shares repurchased on vesting of restricted stock	(711,000)	0	(711,000)	0
Shares repurchased on vesting of restricted stock (in shares)		(237,033)
Warrants issued in connection with licensing activities	23,000	0	23,000	0
Shares issued on exercise of warrants	1,000	0	1,000	0
Shares issued on exercise of warrants (in shares)		162,500
Forfeiture of prior stock grants	(2,000)	0	(2,000)	0
Forfeiture of prior stock grants (in shares)		(875)
Shares issued in connection with settlement of debt	180,000	0	180,000	0
Shares issued in connection with settlement of debt (in shares)		60,000
Net income (loss)	4,284,000	0	0	4,284,000
Balances at Dec. 31, 2012	24,965,000	7,000	21,966,000	2,992,000
Balances (in shares) at Dec. 31, 2012		7,339,979
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	1,000	1,000	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		1,398,125
Issuance of Common Stock, private stock offering June 5, 2013	5,000,000	2,000	4,998,000	0
Issuance of Common Stock, private stock offering June 5, 2013 (in shares)		1,428,573
Direct costs relating to equity placement / private stock offering	(311,000)	0	(311,000)	0
Compensation expense in connection with stock options, warrants and restricted stock	4,810,000	0	4,810,000	0
Shares repurchased on vesting of restricted stock	(622,000)	0	(622,000)	0
Shares repurchased on vesting of restricted stock (in shares)		(161,168)
Warrants issued in connection with licensing activities	2,000	0	2,000	0
Net income (loss)	1,532,000	0	0	1,532,000
Balances at Dec. 31, 2013	35,377,000	10,000	30,843,000	4,524,000
Balances (in shares) at Dec. 31, 2013		10,005,509
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	1,000	1,000	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		1,453,850
Issuance of Common Stock in connection with asset acquisition	2,286,000	1,000	2,285,000	0
Issuance of Common Stock in connection with asset acquisition (in shares)		571,429
Compensation expense in connection with stock options, warrants and restricted stock	4,319,000	0	4,319,000	0
Shares repurchased on vesting of restricted stock	(63,000)	0	(63,000)	0
Shares repurchased on vesting of restricted stock (in shares)		(42,000)
Shares issued on exercise of stock options	6,000	0	6,000	0
Shares issued on exercise of stock options (in shares)		10,666
Net income (loss)	(480,000)	0	0	(480,000)
Balances at Sep. 30, 2014	$ 41,446,000	$ 12,000	$ 37,390,000	$ 4,044,000
Balances (in shares) at Sep. 30, 2014		11,999,454